Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Derivative Asset, Fair Value	$ 2,358	$ 943
Total assets	18,366	29,007	43,952
Liabilities:
Total liabilities	76,959	154,397	184,304
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative Asset, Fair Value	0	0
Total assets	16,008	28,064	40,098
Liabilities:
Total liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative Asset, Fair Value	2,358	943
Total assets	2,358	943	3,854
Liabilities:
Total liabilities	76,959	154,397	184,304
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative Asset, Fair Value	0	0
Total assets	0	0	0
Liabilities:
Total liabilities	0	0	0
Embedded Derivative Financial Instruments [Member]
Liabilities:
Derivative fair value of derivative liability	52,359	145,098	159,400
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative fair value of derivative liability	0	0	0
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative fair value of derivative liability	52,359	145,098	159,400
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative fair value of derivative liability	0	0	0
Put and call options [Member]
Assets:
Derivative Asset, Fair Value			3,040
Liabilities:
Derivative fair value of derivative liability		9,299	20,892
Put and call options [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative Asset, Fair Value			0
Liabilities:
Derivative fair value of derivative liability		0	0
Put and call options [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative Asset, Fair Value			3,040
Liabilities:
Derivative fair value of derivative liability		9,299	20,892
Put and call options [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative Asset, Fair Value			0
Liabilities:
Derivative fair value of derivative liability		0	0
Silver ounces received from Mandalay [Member]
Assets:
Derivative Asset, Fair Value		943	814
Silver ounces received from Mandalay [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative Asset, Fair Value		0	0
Silver ounces received from Mandalay [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative Asset, Fair Value		943	814
Silver ounces received from Mandalay [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative Asset, Fair Value		0	0
Other Derivative Instrument [Member]
Liabilities:
Derivative fair value of derivative liability	2,554		4,012
Other Derivative Instrument [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative fair value of derivative liability	0		0
Other Derivative Instrument [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative fair value of derivative liability	2,554		4,012
Other Derivative Instrument [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative fair value of derivative liability	0		0
Royalty Obligation [Member]
Liabilities:
Derivative fair value of derivative liability	22,046
Royalty Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative fair value of derivative liability	0
Royalty Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative fair value of derivative liability	22,046
Royalty Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative fair value of derivative liability	0
Certificates of Deposit [Member]
Assets:
Short-term Deposits		999	20,254
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Short-term Deposits		999	20,254
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Short-term Deposits		0	0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Short-term Deposits		0	0
Marketable securities [Member]
Assets:
Restricted certificates of deposits	16,008	27,065	19,844
Marketable securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Restricted certificates of deposits	16,008	27,065	19,844
Marketable securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Restricted certificates of deposits	0	0	0
Marketable securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Restricted certificates of deposits	$ 0	$ 0	$ 0